Deferred Revenue and Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue, by Arrangement
Deferred revenue and customer deposits consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred revenue	71,141	80,405	12,617
Customer deposits	38,041	39,586	6,212

Total deferred revenue and customer deposits – current	109,182	119,991	18,829

Deferred revenue - non-current	6,049	3,845	603

Schedule of Roll Forward of Customer Deposits
Roll-forward of customer deposits:

	Year ended December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of year	37,923	38,041	5,969
Cash received from customers during the year	374,811	225,976	35,461
Revenue recognized during the year	(363,963)	(220,333)	(34,575)
Refunds paid during the year	(10,730)	(4,098)	(643)

Balance at end of the year	38,041	39,586	6,212